UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ]; Amendment Number:
                                                 ------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022

Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1232

Signature, Place, and Date of Signing:

        /s/ John Grizzetti               New York, New York    February 17, 2004
-----------------------------------   -----------------------  -----------------
          John Grizzetti                   [City, State]             [Date]

Report Type/*/ (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


--------
* Reports Holdings for which confidential treatment is required.

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                            --------------------

Form 13F Information Table Entry Total:              34
                                            --------------------

Form 13F Information Table Value Total:           $324,582
                                            --------------------
                                                 (thousands)

Information for which Mason Capital Management, LLC has requested confidential treatment has been omitted and filed separately with the Securities and Exchange Commission.


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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


                               TITLE                      VALUE    SHRS OR           PUT/   INVESTMENT [OTHER
         NAME OF ISSUER       OF CLASS        CUSIP      (x$1000)  PRN AMT  SH/PRN   CALL   DISCRETION MANAGERS]  VOTING AUTHORITY
         --------------       --------        -----      --------  -------  ------   ----   ---------- --------   ----------------

                                                                                                                  SOLE  SHARED  NONE
                                                                                                                  ----  ------  ----

AMC ENTERTAINMENT INC       COMMON STOCK    001669100    5,667    372,600                     SOLE                  X

BANK MUTUAL
CORPORATION CMN             COMMON STOCK    063750103    3,555    312,097                     SOLE                  X

BANKATLANTIC BANCORP
INC CL A                    COMMON STOCK    065908501    3,093    162,800                     SOLE                  X

CARMIKE CINEMAS INC CMN     COMMON STOCK    143436400    1,993     57,184                     SOLE                  X

CONCORD EFS INC CMN         COMMON STOCK    206197105    8,162    550,000                     SOLE                  X

                             PREFERRED
CONSECO, INC. PFD 10.5%        STOCK        208464875    5,801    222,270                     SOLE                  X

CONSECO, INC. CMN           COMMON STOCK    208464883   47,102  2,160,665                     SOLE                  X

FIRSTENERGY CORP            COMMON STOCK    337932107    8,800    250,000                     SOLE                  X

FLEET BOSTON
FINANCIAL CORP              COMMON STOCK    339030108   15,682    359,276                     SOLE                  X

MERCK & CO.INC. CMN         COMMON STOCK    589331107   11,550    250,000                     SOLE                  X

THE MONY GROUP INC. CMN     COMMON STOCK    615337102    9,669    309,000                     SOLE                  X

PLAINS RESOURCES INC CMN    COMMON STOCK    726540503    3,457    215,400                     SOLE                  X

PRICE COMMUNICATIONS
CORP NEW CMN                COMMON STOCK    741437305    7,895    575,000                     SOLE                  X

RURAL CELLULAR CORP CL A    COMMON STOCK    781904107    1,988    250,000                     SOLE                  X

SICOR INC                   COMMON STOCK    825846108   24,208    890,000                     SOLE                  X

NEXTERA ENTERPRISES
INC CL A                    COMMON STOCK    65332E101      130    333,000                     SOLE                  X

AT&T WIRELESS SERVICES
INC CMN                     COMMON STOCK    00209A106    8,789  1,100,000                     SOLE                  X

ALLIANCE BANCORP OF
NEW ENGLAND INC             COMMON STOCK    01852Q109       63      1,600                     SOLE                  X

ALTRIA GROUP INC CMN        COMMON STOCK    02209S103   34,652    636,752                     SOLE                  X

GREY GLOBAL GROUP INC CMN   COMMON STOCK    39787M108   21,175     31,000                     SOLE                  X

JOHN HANCOCK FINL
SVCS INC CMN                COMMON STOCK    41014S106   13,125    350,000                     SOLE                  X

JO-ANN STORES, INC CMN      COMMON STOCK    47758P307    3,218    157,733                     SOLE                  X

MI DEVELOPMENTS INC. CMN    COMMON STOCK    55304X104   32,786  1,174,300                     SOLE                  X

CALL/MIM(MIMEF)
@ 30 EXP05/22/2004          COMMON STOCK    55304X9EF       63        650                     SOLE                  X

NETRATINGS INC CMN          COMMON STOCK    64116M108    9,678    849,730                     SOLE                  X

P G & E CORPORATION CMN     COMMON STOCK    69331C108   13,885    500,000                     SOLE                  X

VOLUME SERVICES
AMERICA, INC. PFD           COMMON STOCK    92873P204    8,325    500,000                     SOLE                  X

FRONTLINE LTD               COMMON STOCK    G3682E127    3,821    150,000                     SOLE                  X

KNIGHTSBRIDGE
TANKERS, LTD. COMMON        COMMON STOCK    G5299G106    8,153    651,200                     SOLE                  X

GOLAR LNG LTD BERMUDA       COMMON STOCK    G9456A100    4,050    284,200                     SOLE                  X

CALL/MO(MOCK)
@ 55 EXP03/20/2004             OPTION       02209S9CK    3,550     20,000                     CALL                               X

PUT/FNM(FNMMI)
@ 45 EXP01/17/2004             OPTION       3135869MI       63      8,460                     PUT                                X

CALL/PIXR(PQJAP)
@ 80  EXP01/17/2004            OPTION       7258119AP       42      4,183                     CALL                               X

CALL/WM(WMDI)
@ 45 EXP04/17/2004             OPTION       9393229DI      392     10,446                     CALL                               X

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